Intangibles assets (Tables)	3 Months Ended
Jul. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Summary of Amortization for intangible assets with finite lives is provided over the following terms

Changes in the value of the intangible assets during the three months ended July 31, 2024 and the year ended April 30, 2024 are as follows:

(in thousands)	Internally Generated Development Costs $	Intellectual Property $	Proprietary Processes $	Certifications $	Customer List $	Total $
Cost:
Balance, April 30, 2023	33	35,143	8,103	139	198	43,616
Impairments and disposals	—	(3,830)	(40)	—	(193)	(4,063)
Foreign exchange	—	(595)	(137)	(3)	(5)	(740)
Balance, April 30, 2024	33	30,718	7,926	136	—	38,813
Foreign exchange	—	641	166	3	—	810
Balance, July 31, 2024	33	31,359	8,092	139	—	39,623

Accumulated Amortization:
Balance, April 30, 2023	14	4,775	7,633	136	132	12,690
Amortization	19	2,666	216	2	65	2,968
Disposals	—	—	—	—	(193)	(193)
Foreign exchange	—	(74)	(128)	(2)	(4)	(208)
Balance, April 30, 2024	33	7,367	7,721	136	—	15,257
Amortization	—	589	17	—	—	606
Foreign exchange	—	170	163	3	—	336
Balance, July 31, 2024	33	8,126	7,901	139	—	16,199

Net Book Value:
April 30, 2024	—	23,351	205	—	—	23,556
July 31, 2024	—	23,233	191	—	—	23,424